INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	As of December 31,
	2023	2024
Land used right	$335,263	$602,703
Software	136,300	127,280
Less: accumulated amortization	(171,766)	(206,137)
Intangible assets, net	$299,797	$523,846

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE
For the fiscal years ending December 31,	Amount
2025	12,069
2026	12,069
2027	12,062
2028	12,054
2029	12,054
Thereafter	463,538
Total	$523,846